Prospectus

April 30, 2001
as revised August 1, 2001

Putnam Variable Trust
Class IB Shares

Growth and Income Fund
Putnam VT Growth and Income Fund

This prospectus explains what you should know about Putnam VT Growth and Income Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

    CONTENTS

 2  Fund summary (including Goal, Main investment strategies,
    Main risks and Performance information)

 2  What are the fund's main investment strategies and related risks?

 4  Who manages the fund?

 4  How to buy and sell fund shares

 4  Distribution Plan

 5  How does the fund price its shares?

 5  Fund distributions and taxes

 5  Financial highlights


[SCALE LOGO OMITTED]

Fund summary

The following summary identifies the fund's goal, main investment strategies and the main risks that could adversely affect the value of the fund's shares and the total return on your investment. The summary also contains performance information that provides some indication of the fund's risks. The chart contained in the summary shows year-to-year changes in the performance of the fund's class IB shares. A table following the chart compares the fund's performance to that of broad measures of market performance. Class IB performance for the period prior to April 6, 1998 is based on the performance of Class IA shares of the fund (not offered in this prospectus), adjusted to reflect the fees paid by class IB shares, including a 12b-1 fee of 0.25%. Of course, the fund's past performance is not necessarily an indication of future performance. None of the performance information reflects the impact of insurance-related charges or expenses. If it did, performance would be less than that shown. Please refer to the prospectus for your insurance contract for information about those charges and performance data reflecting those charges and expenses.

A more detailed description of the fund, including the risks associated with investing in the fund, can be found further back in this prospectus. Please be sure to read this additional information before you invest.

You can lose money by investing in the fund. The fund may not achieve its goal, and it is not intended as a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GOAL

The fund seeks capital growth and current income.

MAIN INVESTMENT STRATEGIES -- VALUE STOCKS

We invest mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are those we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. We invest mainly in large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IB SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IB SHARES

1991   19.05%
1992    9.75%
1993   14.27%
1994    0.35%
1995   36.71%
1996   21.92%
1997   24.15%
1998   15.42%
1999    1.59%
2000    8.11%

Year-to-date performance through 3/31/2001 was -5.29%. During the periods shown in the bar chart, the highest return for a quarter was 16.59% (quarter ending 12/31/98) and the lowest return for a quarter was -10.14% (quarter ending 9/30/99).

-----------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/00)
-----------------------------------------------------------------------------
                                            Past      Past      Past
                                            1 year    5 years   10 years
-----------------------------------------------------------------------------
Class IB                                     7.92%    13.76%    14.50%
S&P 500 Index                               -9.10%    18.32%    17.45%
-----------------------------------------------------------------------------

The fund's performance is compared to the Standard & Poor's 500 Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

What are the fund's main investment strategies and related risks?

We generally manage the fund in a style similar to The Putnam Fund for Growth and Income in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. The Putnam Fund for Growth and Income, however, employs different investment practices and may invest in securities different from those in which Putnam VT Growth and Income Fund invests, and consequently the two funds will not have identical portfolios or experience identical investment results.

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing mainly in value stocks that offer the potential for current income. We will consider, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. This section provides additional information on the investment strategies and related risks that are identified for the fund in "Fund summary" at the beginning of this prospectus and discusses investment strategies and related risks.

Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for the company's earnings growth is wrong, or if our judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company's prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company's stock may fall or may not approach the value that we have placed on it.

Foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets with less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations. Special U.S. tax considerations may apply to the fund's foreign investments.

Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from our potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the statement of additional information (SAI).

Other investments. In addition to the main investment strategies described above, we may make other investments, which may be subject to other risks as described in the SAI.

Alternative strategies. Under normal market conditions, we keep the fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

Changes in policies. The Trust's Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The Trust's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.46% of average net assets for the fund's last fiscal year. Putnam Management's address is One Post Office Square, Boston, MA 02109.

The following officers of Putnam Management have primary responsibility for the day-to-day management of the fund's portfolio. Each officer's length of service to the fund and the officer's experience as portfolio manager or investment analyst over at least the last five years are shown.

---------------------------------------------------------------------------
Manager                Year  Experience
---------------------------------------------------------------------------
David L. King          1993  1983 - Present      Putnam Management
Managing Director
---------------------------------------------------------------------------
Hugh H. Mullin         1998  1986 - Present      Putnam Management
Managing Director
---------------------------------------------------------------------------
Christopher G. Miller  2000  1998 - Present      Putnam Management
Senior Vice President        Prior to Jan. 1998  Analytic TSA Global
                                                 Asset Management
---------------------------------------------------------------------------

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged. Putnam Retail Management may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.

Distribution Plan

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plans provide for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex-dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund's investments in foreign securities may be subject to withholding taxes. In that case, the fund's yield on those securities would be decreased.

The fund's investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Financial highlights

The financial highlights table is intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund's financial statements, which have been audited and reported on by PricewaterhouseCoopers LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.



FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                                                             Year ended December 31
                                                                       ---------------------------------
                                                                          2000        1999        1998*
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $26.75      $28.75      $28.02
--------------------------------------------------------------------------------------------------------
Investment operations
Net investment income                                                      .36 a       .41 a       .26 a
Net realized and unrealized gain on investments                           1.48         .04         .47
--------------------------------------------------------------------------------------------------------
Total from Investment operations                                          1.84         .45         .73
--------------------------------------------------------------------------------------------------------
Less distributions:
From net investment income                                                (.49)       (.41)         --
From net realized gain on investments                                    (2.34)      (2.04)         --
In excess of net realized gain on investments                               --          --          --
From return of capital                                                      --          --          --
--------------------------------------------------------------------------------------------------------
Total distributions                                                      (2.83)      (2.45)         --
--------------------------------------------------------------------------------------------------------
Net asset value,end of period                                           $25.76      $26.75      $28.75
Total return at net asset value (%) b                                     7.92        1.47        2.61 **
--------------------------------------------------------------------------------------------------------
Ratios and supplemental data
Net assets, end of period (in thousands)                              $513,216    $162,112      $7,583
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%) c                              .65         .65         .49 **
Ratio of net investment loss to average net assets (%)                    1.47        1.55        1.20 **
Portfolio turnover (%)                                                   55.04       53.68       63.62
--------------------------------------------------------------------------------------------------------
 * For the period from April 6, 1998 (commencement of operations) to
   December 31, 1998.

** Not annualized.

 a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

 b Reflects an expense limitation in effect during the period. As a result of such limitation, expenses were reduced by $0.01 per share.

 c Total return assumes dividend reinvestment.




For more information about the fund and Putnam Variable Trust

The Trust's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI, and the auditor's report and financial statements included in the Trust's most recent annual report to the funds' shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during the fund's last fiscal year. You may get free copies of these materials, request other information about the fund and other Putnam funds, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Web site, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust's SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov. or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.

PUTNAM INVESTMENTS

             One Post Office Square
             Boston, Massachusetts 02109
             1-800-225-1581

             Address correspondence to
             Putnam Investor Services
             P.O. Box 989
             Boston, Massachusetts 02103

             www.putnaminvestments.com

             File No. 811-5346






Prospectus

April 30, 2001
as revised August 15, 2001

Putnam Variable Trust
Class IB Shares

Growth Fund
Putnam VT Growth Opportunities Fund

This prospectus explains what you should know about Putnam VT Growth Opportunities Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

    CONTENTS

 2  Fund summary (including Goal, Main investment strategies,
    Main risks and Performance information)

 2  What are the fund's main investment strategies and related risks?

 3  Who manages the fund?

 4  How to buy and sell fund shares

 4  Distribution Plan

 4  How does the fund price its shares?

 5  Fund distributions and taxes

 5  Financial highlights

[SCALE LOGO OMITTED]

Fund summary

The following summary identifies the fund's goal, main investment strategies and the main risks that could adversely affect the value of the fund's shares and the total return on your investment. The summary also contains performance information that provides some indication of the fund's risks. The chart contained in the summary shows year-to-year changes in the performance of the fund's class IB shares. A table following the chart compares the fund's performance to that of broad measures of market performance. Of course, the fund's past performance is not necessarily an indication of future performance. None of the performance information reflects the impact of insurance-related charges or expenses. If it did, performance would be less than that shown. Please refer to the prospectus for your insurance contract for information about those charges and performance data reflecting those charges and expenses.

A more detailed description of the fund, including the risks associated with investing in the fund, can be found further back in this prospectus. Please be sure to read this additional information before you invest.

You can lose money by investing in the fund. The fund may not achieve its goal, and it is not intended as a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We invest in a relatively small number of companies that we believe will benefit from long-term trends in the economy, business conditions, consumer behavior or public perceptions of the economic environment. We invest mainly in large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

* The risk of loss from investing in fewer issuers than a fund that invests more broadly. This increases the fund's vulnerability to factors affecting a single investment and can result in greater fund losses and volatility.

PERFORMANCE INFORMATION

Performance information will be available after the fund completes a full calendar year of operation.

What are the fund's main investment strategies and related risks?

We generally manage the fund in a style similar to Putnam Growth
Opportunities Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. Putnam Growth Opportunities Fund, however, employs different investment practices and may invest in securities different from those in which Putnam VT Growth Opportunities Fund invests, and consequently the two funds will not have identical portfolios or experience identical investment results.

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing mainly in growth stocks. We will consider, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. This section provides additional information on the investment strategies and related risks that are identified for the fund in "Fund summary" at the beginning of this prospectus and discusses investment strategies and related risks.

Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for the company's earnings growth is wrong, or if our judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets with less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations. Special U.S. tax considerations may apply to the fund's foreign investments.

Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from our potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the statement of additional information (SAI).

Other investments. In addition to the main investment strategies described above, we may make other investments, which may be subject to other risks as described in the SAI.

Alternative strategies. Under normal market conditions, we keep the fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

Changes in policies. The Trust's Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The Trust's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets at the annual rate of 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% of the next $5 billion and 0.42% of any excess thereafter. Putnam Management's address is One Post Office Square, Boston, MA 02109.

The following officers of Putnam Management have primary responsibility for the day-to-day management of the fund's portfolio. Each officer's length of service to the fund and the officer's experience as portfolio manager or investment analyst over at least the last five years are shown.

---------------------------------------------------------------------------
Manager                 Year   Experience
---------------------------------------------------------------------------
Jeffrey R. Lindsey      2000   1994 - Present   Putnam Management
Managing Director
---------------------------------------------------------------------------
Richard B. England      2001   1992 - Present   Putnam Management
Senior Vice President
---------------------------------------------------------------------------

How to buy and sell  fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged. Putnam Retail Management may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.

Distribution Plan

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plans provide for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

How does the fund price  its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex-dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund's investments in foreign securities may be subject to withholding taxes. In that case, the fund's yield on those securities would be decreased.

The fund's investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Financial highlights

The financial highlights table is intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund's financial statements, which have been audited and reported on by PricewaterhouseCoopers LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.



FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                                                                                   Year
                                                                                                   ended
                                                                                                  Dec. 31
                                                                                               ------------
                                                                                                   2000 *
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                             $10.00
-----------------------------------------------------------------------------------------------------------
Investment operations
Net investment income (loss)                                                                       (.04) a
Net realized and unrealized gain (loss) on investments                                            (2.17)
-----------------------------------------------------------------------------------------------------------
Total from Investment operations                                                                 $(2.21)
-----------------------------------------------------------------------------------------------------------
Less distributions:
From net investment income                                                                           --
From net realized gain on Investments                                                                --
In excess of net realized gain on investments                                                        --
From return of capital                                                                               --
-----------------------------------------------------------------------------------------------------------
Total distributions                                                                                  --
-----------------------------------------------------------------------------------------------------------
Net asset value,end of period                                                                     $7.79
Total return at net asset value (%) b                                                            (22.10) **
-----------------------------------------------------------------------------------------------------------
Ratios and supplemental data
Net assets, end of period (in thousands)                                                        $41,072
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%) c                                                       .94 **
Ratio of net investment loss to average net assets (%)                                             (.39) **
Portfolio turnover (%)                                                                            57.60 **
-----------------------------------------------------------------------------------------------------------
 * For the period from February 1, 2000 (commencement of operations) to
   December 31, 2000.

** Not annualized.

 a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

 b Reflects an expense limitation in effect during the period. As a result of such limitation, expenses were reduced by $0.01 per share.

 c Total return assumes dividend reinvestment.



For more information about the fund and Putnam Variable Trust

The Trust's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI, and the auditor's report and financial statements included in the Trust's most recent annual report to the funds' shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during the fund's last fiscal year. You may get free copies of these materials, request other information about the fund and other Putnam funds, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Web site, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust's SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov. or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.

PUTNAM INVESTMENTS

            One Post Office Square
            Boston, Massachusetts 02109
            1-800-225-1581

            Address correspondence to
            Putnam Investor Services
            P.O. Box 989
            Boston, Massachusetts 02103

            www.putnaminvestments.com

            File No. 811-5346   74951 8/01





Prospectus

April 30, 2001,
as revised August 15, 2001

Putnam Variable Trust
Class IB Shares

Growth and Income Fund
Putnam VT New Value Fund

This prospectus explains what you should know about Putnam VT New Value Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

    CONTENTS

 2  Fund summary (including Goal, Main investment strategies,
    Main risks and Performance information)

 3  What are the fund's main investment strategies and related risks?

 4  Who manages the fund?

 4  How to buy and sell fund shares

 5  Distribution Plan

 5  How does the fund price its shares?

 5  Fund distributions and taxes

 6  Financial highlights

[SCALE LOGO OMITTED]

Fund summary

The following summary identifies the fund's goal, main investment strategies and the main risks that could adversely affect the value of the fund's shares and the total return on your investment. The summary also contains performance information that provides some indication of the fund's risks. The chart contained in the summary shows year-to-year changes in the performance of the fund's class IB shares. A table following the chart compares the fund's performance to that of broad measures of market performance. Class IB performance for the period prior to April 30, 1998 is based on the performance of Class IA shares of the fund (not offered in this prospectus), adjusted to reflect the fees paid by class IB shares, including a 12b-1 fee of 0.25%. Of course, the fund's past performance is not necessarily an indication of future performance. None of the performance information reflects the impact of insurance-related charges or expenses. If it did, performance would be less than that shown. Please refer to the prospectus for your insurance contract for information about those charges and performance data reflecting those charges and expenses.

A more detailed description of the fund, including the risks associated with investing in the fund, can be found further back in this prospectus. Please be sure to read this additional information before you invest.

You can lose money by investing in the fund. The fund may not achieve its goal, and it is not intended as a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GOAL

The fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES -- VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks. Value stocks are those we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. We invest mainly in midsized and large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION


[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IB SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IB SHARES

1998         6.11%
1999         0.26%
2000        22.37%

Year-to-date performance through 3/31/2001 was 0.62%. During the periods shown in the bar chart, the highest return for a quarter was 16.34% (quarter ending 12/31/98) and the lowest return for a quarter was -13.68% (quarter ending 9/30/99).

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/00)
------------------------------------------------------------------------------
                                                             Since
                                                  Past       inception
                                                  1 year     (1/2/97)
------------------------------------------------------------------------------
Class IB                                          22.37%     11.22%
Russell 3000 Value Index                           8.04%     15.23%
------------------------------------------------------------------------------

The fund's performance benefited from Putnam Management's agreement to limit the fund's expenses through the period ended December 31, 1998. The fund's performance is compared to the Russell 3000 Value Index, an unmanaged index of Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The fund's performance was previously compared to the Standard & Poor's 500 Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. This index was replaced by the Russell 3000 Value Index, which is more representative of the fund's investment strategies. The average annual total returns for the 1-year and since inception periods ending on 12/31/00 were -9.10% and 17.20% for the Standard & Poor's 500 Index.

What are the fund's main investment strategies and related risks?

We generally manage the fund in a style similar to Putnam New Value Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. Putnam New Value Fund, however, employs different investment practices and may invest in securities different from those in which Putnam VT New Value Fund invests, and consequently the two funds will not have identical portfolios or experience identical investment results.

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing mainly in value stocks. We will consider, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. This section provides additional information on the investment strategies and related risks that are identified for the fund in "Fund summary" at the beginning of this prospectus and discusses investment strategies and related risks.

Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for the company's earnings growth is wrong, or if our judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company's prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company's stock may fall or may not approach the value that we have placed on it.

Small and midsized companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsized companies may therefore be more vulnerable to adverse developments than those of larger companies.

Foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets with less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations. Special U.S. tax considerations may apply to the fund's foreign investments.

Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from our potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the statement of additional information (SAI).

Other investments. In addition to the main investment strategies described above, we may make other investments, which may be subject to other risks as described in the SAI.

Alternative strategies. Under normal market conditions, we keep the fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

Changes in policies. The Trust's Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The Trust's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.70% of average net assets for the fund's last fiscal year. Putnam Management's address is One Post Office Square, Boston, MA 02109.

The following officer of Putnam Management has primary responsibility for the day-to-day management of the fund's portfolio. His length of service to the fund and experience as a portfolio manager or investment analyst over at least the last five years are shown.

--------------------------------------------------------------------
Manager               Since   Experience
--------------------------------------------------------------------
David L. King         1993    1983 - Present   Putnam Management
Managing Director
--------------------------------------------------------------------

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged. Putnam Retail Management may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.

Distribution Plan

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plans provide for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex-dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund's investments in foreign securities may be subject to withholding taxes. In that case, the fund's yield on those securities would be decreased.

The fund's investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Financial highlights

The financial highlights table is intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund's financial statements, which have been audited and reported on by PricewaterhouseCoopers LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.



FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                                                           Year ended December 31
                                                                 ---------------------------------------
                                                                         2000       1999       1998*
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $11.85     $12.02     $11.91
--------------------------------------------------------------------------------------------------------
Investment operations
Net investment income (loss)                                              .20 a      .17 a      .13 a
Net realized and unrealized gain (loss) on investments                   2.26       (.13)       .13
--------------------------------------------------------------------------------------------------------
Total from investment operations                                        $2.46       $.04       $.26
--------------------------------------------------------------------------------------------------------
Less distributions:
From net investment income                                               (.18)        --       (.13)
From net realized gain on investments                                    (.64)      (.21)      (.02)
In excess of net realized gain on investments                              --         --         --
From return of capital                                                     --         --         --
--------------------------------------------------------------------------------------------------------
Total distributions                                                      (.82)      (.21)      (.15)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $13.49     $11.85     $12.02
Total return at net asset value (%) b                                   22.37        .26       2.28 **
--------------------------------------------------------------------------------------------------------
Ratios and supplemental data
Net assets, end of period (in thousands)                              $30,806     $9,541       $414
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%) c                             .94        .95        .65 **
Ratio of net investment loss to average net assets (%)                   1.65       1.43       1.26 **
Portfolio turnover (%)                                                  83.62      98.21     130.96
--------------------------------------------------------------------------------------------------------

 * For the period from April 30, 1998 (commencement of operations) to December 31, 1998.

** Not annualized.

 * Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

 b Reflects an expense limitation in effect during the period. As a result of such limitation, expenses were reduced by $0.01 per share.

 c Total return assumes dividend reinvestment.


For more information about the fund and Putnam Variable Trust

The Trust's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI, and the auditor's report and financial statements included in the Trust's most recent annual report to the funds' shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during the fund's last fiscal year. You may get free copies of these materials, request other information about the fund and other Putnam funds, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Web site, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust's SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov. or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.

PUTNAM INVESTMENTS

             One Post Office Square
             Boston, Massachusetts 02109
             1-800-225-1581

             Address correspondence to
             Putnam Investor Services
             P.O. Box 989
             Boston, Massachusetts 02103

             www.putnaminvestments.com

             File No. 811-5346   74952 8/01





Prospectus

April 30, 2001
as revised August 10, 2001

Putnam Variable Trust
Class IB Shares

Growth Fund
Putnam VT Research Fund

This prospectus explains what you should know about Putnam VT Research Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

    CONTENTS

 2  Fund summary (including Goal, Main investment strategies,
    Main risks and Performance information)

 2  What are the fund's main investment strategies and related risks?

 4  Who manages the fund?

 4  How to buy and sell fund shares

 4  Distribution Plan

 4  How does the fund price its shares?

 5  Fund distributions and taxes

 5  Financial highlights

[SCALE LOGO OMITTED]

Fund summary

The following summary identifies the fund's goal, main investment strategies and the main risks that could adversely affect the value of the fund's shares and the total return on your investment. The summary also contains performance information that provides some indication of the fund's risks. The chart contained in the summary shows year-to-year changes in the performance of the fund's class IB shares. A table following the chart compares the fund's performance to that of broad measures of market performance. Of course, the fund's past performance is not necessarily an indication of future performance. None of the performance information reflects the impact of insurance-related charges or expenses. If it did, performance would be less than that shown. Please refer to the prospectus for your insurance contract for information about those charges and performance data reflecting those charges and expenses.

A more detailed description of the fund, including the risks associated with investing in the fund, can be found further back in this prospectus. Please be sure to read this additional information before you invest.

You can lose money by investing in the fund. The fund may not achieve its goal, and it is not intended as a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- STOCKS

We invest mainly in common stocks of U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We invest mainly in large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IB SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IB SHARES

1999        27.58%
2000        -1.98%

Year-to-date performance through 3/31/2001 was -16.90%. During the periods shown in the bar chart, the highest return for a quarter was 20.13% (quarter ending 12/31/99) and the lowest return for a quarter was -5.36% (quarter ending 9/30/99).

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/00)
------------------------------------------------------------------------------
                                                        Since
                                             Past       inception
                                             1 year     (9/30/98)
------------------------------------------------------------------------------
Class IB                                     -1.98%     19.45%
S&P 500 Index                                -9.10%     13.66%
------------------------------------------------------------------------------

The fund's performance benefited from Putnam Management's agreement to limit the fund's expenses through the period ended December 31, 1999. The fund's performance is compared to the Standard & Poor's 500 Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

What are the fund's main investment strategies and related risks?

We generally manage the fund in a style similar to Putnam Research Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. Putnam Research Fund, however, employs different investment practices and may invest in securities different from those in which Putnam VT Research Fund invests, and consequently the two funds will not have identical portfolios or experience identical investment results.

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing mainly in stocks. We will consider, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. This section provides additional information on the investment strategies and related risks that are identified for the fund in "Fund summary" at the beginning of this prospectus and discusses investment strategies and related risks.

Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for the company's earnings growth is wrong, or if our judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets with less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations. Special U.S. tax considerations may apply to the fund's foreign investments.

Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from our potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the statement of additional information (SAI).

Frequent trading. We may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses.

Other investments. In addition to the main investment strategies described above, we may make other investments, which may be subject to other risks as described in the SAI.

Alternative strategies. Under normal market conditions, we keep the fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

Changes in policies. The Trust's Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The Trust's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.65% of average net assets for the fund's last fiscal year. Putnam Management's address is One Post Office Square, Boston, MA 02109.

Putnam Global Equity Research Team has primary responsibility for the day-to-day management of the fund's portfolio.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged. Putnam Retail Management may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.

Distribution Plan

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plans provide for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex-dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund's investments in foreign securities may be subject to withholding taxes. In that case, the fund's yield on those securities would be decreased.

The fund's investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Financial highlights

The financial highlights table is intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund's financial statements, which have been audited and reported on by PricewaterhouseCoopers LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.





FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                                                           Year ended December 31
                                                                  -----------------------------------------
                                                                    2000            1999          1998 *
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $14.67          $11.90        $10.00
-----------------------------------------------------------------------------------------------------------
Investment operations
Net investment income (loss)                                        $.05 a          $.02 ab       $.02 ab
Net realized and unrealized gain (loss) on investments              (.34)           3.23          1.90
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                    (.29)           3.25          1.92
-----------------------------------------------------------------------------------------------------------
Less distributions:
From net investment income                                            --            (.02)         (.01)
From net realized gain on investments                               (.10)           (.46)         (.01)
In excess of net realized gain on investments                         --              --            --
From return of capital                                                --              --            --
-----------------------------------------------------------------------------------------------------------
Total distributions                                                $(.10)          $(.48)        $(.02)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $14.28          $14.28        $11.90
Total return at net asset value (%) b                              (1.98)          27.69         19.19 **
-----------------------------------------------------------------------------------------------------------
Ratios and supplemental data
Net assets, end of period (in thousands)                         $88,834         $26,210          $255
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to  average net assets (%) c                       .93            1.00 b         .25 b**
Ratio of net investment loss to average net assets (%)               .35             .13 b         .03 b**
Portfolio turnover (%)                                            161.52          169.16         19.76 **
-----------------------------------------------------------------------------------------------------------

 * For the period from September 30, 1998 (commencement of operations) to December 31, 1998.

** Not annualized.

 * Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

 b Reflects an expense limitation in effect during the period. As a result of such limitation, expenses were reduced by less than $0.03 in fiscal year 1998 and $0.01 for fiscal 1999, respectively, per share.

 c Total return assumes dividend reinvestment.




For more information about the fund and  Putnam Variable Trust

The Trust's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI, and the auditor's report and financial statements included in the Trust's most recent annual report to the funds' shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during the fund's last fiscal year. You may get free copies of these materials, request other information about the fund and other Putnam funds, or make shareholder inquiries, by contacting your financial advisor, by Putnam's Web site, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust's SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov. or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.

PUTNAM INVESTMENTS

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 989
Boston, Massachusetts 02103

www.putnaminvestments.com

File No. 811-5346   74953 8/01





Prospectus

April 30, 2001,
as revised August 10, 2001

Putnam Variable Trust
Class IB Shares

Growth and Income Fund
Putnam VT International Growth and Income Fund

This prospectus explains what you should know about Putnam VT
International Growth and Income Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Certain other funds of the Trust are offered through another prospectus.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

    CONTENTS

 2  Fund summary (including Goal, Main investment strategies,
    Main risks and Performance information)

 3  What are the fund's main investment strategies and related risks?

 4  Who manages the fund?

 4  How to buy and sell fund shares

 5  Distribution Plan

 5  How does the fund price its shares?

 5  Fund distributions and taxes

 6  Financial highlights

[SCALE LOGO OMITTED]

Fund summary

The following summary identifies the fund's goal, main investment strategies and the main risks that could adversely affect the value of the fund's shares and the total return on your investment. The summary also contains performance information that provides some indication of the fund's risks. The chart contained in the summary shows year-to-year changes in the performance of the fund's class IB shares. A table following the chart compares the fund's performance to that of broad measures of market performance. Class IB performance for the period prior to April 6, 1998 is based on the performance of Class IA shares of the fund (not offered in this prospectus), adjusted to reflect the fees paid by class IB shares, including a 12b-1 fee of 0.25%. Of course, the fund's past performance is not necessarily an indication of future performance. None of the performance information reflects the impact of insurance-related charges or expenses. If it did, performance would be less than that shown. Please refer to the prospectus for your insurance contract for information about those charges and performance data reflecting those charges and expenses.

A more detailed description of the fund, including the risks associated with investing in the fund, can be found further back in this prospectus. Please be sure to read this additional information before you invest.

You can lose money by investing in the fund. The fund may not achieve its goal, and it is not intended as a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GOAL

The fund seeks capital growth. Current income is a secondary objective.

MAIN INVESTMENT STRATEGIES -- INTERNATIONAL VALUE STOCKS

We invest mainly in common stocks of companies outside the United States. We invest mainly in value stocks that offer the potential for income. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets.

Under normal market conditions, we invest at least 65% of the fund's total assets in the equity securities of companies located in at least three countries other than the United States. To determine whether a company is located outside of the United States, we look at the following factors: where the company's securities trade, where the company is located or organized, or where the company derives its revenues or profits.

MAIN RISKS

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IB SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IB SHARES

1998        11.20%
1999        24.35%
2000         1.33%

Year-to-date performance through 3/31/2001 was -13.24%. During the periods shown in the bar chart, the highest return for a quarter was 16.51% (quarter ending 12/31/98) and the lowest return for a quarter was -17.32% (quarter ending 9/30/98).

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/00)
------------------------------------------------------------------------------
                                                          Since
                                              Past        inception
                                              1 year      (1/2/97)
------------------------------------------------------------------------------
Class IB                                        1.33%     13.73%
MSCI EAFE Index                               -14.17%      7.41%
------------------------------------------------------------------------------

The fund's performance benefited from Putnam Management's agreement to limit the fund's expenses through the period ended December 31, 1998. The fund's performance is compared to the Morgan Stanley Capital International
(MSCI) EAFE Index, an unmanaged index of equity securities from Europe, Australia, and the Far East, with all values expressed in U.S. dollars.

What are the fund's main investment strategies and related risks?

We generally manage the fund in a style similar to the Putnam International Growth and Income Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. Putnam International Growth and Income Fund, however, employs different investment practices and may invest in securities different from those in which Putnam VT International Growth and Income Fund invests, and consequently the two funds will not have identical portfolios or experience identical investment results.

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing mainly in stocks issued by companies outside the United States. Under normal market conditions, we invest at least 65% of the fund's total assets in the equity securities of companies located in at least three countries other than the United States. To determine whether a company is located outside of the United States, we look at the following factors: where the company's securities trade, where the company is located or organized, or where the company derives its revenues or profits. We will consider, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. This section provides additional information on the investment strategies and related risks that are identified for the fund in "Fund summary" at the beginning of this prospectus and discusses investment strategies and related risks.

Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company's prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company's stock may fall or may not approach the value that we have placed on it.

Foreign investments. Foreign investments involve certain special risks, including:

* Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

* Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

* Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

* Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

* Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund's foreign investments.

* Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

* Lower yield: Common stocks of foreign companies have historically offered lower dividends than stocks of comparable U.S. companies. Foreign withholding taxes may further reduce the amount of income available to distribute to shareholders of the fund.

* Sovereign issuers: The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer's balance of payments, overall debt level, and cash flow from tax or other revenues.

Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from our potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the statement of additional information (SAI).

Other investments. In addition to the main investment strategies described above, we may make other investments, which may be subject to other risks as described in the statement of additional information (SAI.)

Alternative strategies. Under normal market conditions, we keep the fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

Changes in policies. The Trust's Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The Trust's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.80% of average net assets for the fund's last fiscal year. Putnam Management's address is One Post Office Square, Boston, MA 02109.

The following officers of Putnam Management have primary responsibility for the day-to-day management of the fund's portfolio. Each officer's length of service to the fund and the officer's experience as portfolio manager or investment analyst over at least the last five years are shown.

----------------------------------------------------------------------------
Manager                  Year   Experience
----------------------------------------------------------------------------
Deborah F. Kuenstner     1999   1997 - Present      Putnam Management
Managing Director               Prior to May 1997   DuPont Pension
                                                    Fund Investment
----------------------------------------------------------------------------
George W. Stairs         1999   1994 - Present      Putnam Management
Senior Vice President
----------------------------------------------------------------------------
Colin Moore              2000   2000 - Present      Putnam Management
Managing Director               Prior to May 2000   Rockerfeller & Co., Inc.
----------------------------------------------------------------------------

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged. Putnam Retail Management may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.

Distribution Plan

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plans provide for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex-dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund's investments in foreign securities may be subject to withholding taxes. In that case, the fund's yield on those securities would be decreased.

The fund's investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Financial highlights

The financial highlights table is intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund's financial statements, which have been audited and reported on by PricewaterhouseCoopers LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.





FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                                                           Year ended December 31
                                                                   --------------------------------------
                                                                           2000      1999       1998*
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $15.22     12.24     $13.36
---------------------------------------------------------------------------------------------------------
Investment operations
Net investment income (loss)                                               (.13) a    .15 a     (.01) a
Net realized and unrealized gain loss on investments                      $(.08)     2.83       (.57)
---------------------------------------------------------------------------------------------------------
Total from investment operations                                           $.21     $2.98      $(.58)
---------------------------------------------------------------------------------------------------------
Less distributions:
From net investment income                                                 (.68)       --       (.11)
From net realized gain on investments                                     (1.50)       --       (.19)
In excess of net realized gain on investments                                --        --       (.18)
From return of capital                                                       -- e      --       (.06)
---------------------------------------------------------------------------------------------------------
Total distributions                                                       $1.04        -- e       --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $13.67    $23.28     $11.48
Total return at net asset value (%) b                                    (38.67)   102.80        .79 **
---------------------------------------------------------------------------------------------------------
Ratios and supplemental data
Net assets, end of period (in thousands)                               $184,660   $33,554        $85
Ratio of expenses to average net assets (%) c                              1.36      1.56       1.18 **
Ratio of net investment loss to average net assets (%)                     (.74)     (.97)      (.44) **
Portfolio turnover (%)                                                   189.71    196.53     157.72
---------------------------------------------------------------------------------------------------------

 * For the period from April 6, 1998 (commencement of operations) to December 31, 1998.

** Not annualized.

 a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

 b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

 c Includes amounts paid through expense offset and brokerage service arrangements.



For more information about the fund and  Putnam Variable Trust

The Trust's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI, and the auditor's report and financial statements included in the Trust's most recent annual report to the fund's shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during the fund's last fiscal year. You may get free copies of these materials, request other information about the fund and other Putnam funds, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Web site, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust's SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov. or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.

PUTNAM INVESTMENTS

             One Post Office Square
             Boston, Massachusetts 02109
             1-800-225-1581

             Address correspondence to
             Putnam Investor Services
             P.O. Box 989
             Boston, Massachusetts 02103

             www.putnaminvestments.com

             File No. 811-5346   74954 8/01






Prospectus

April 30, 2001
as revised August 10, 2001

Putnam Variable Trust
Class IB Shares

Growth Fund
Putnam VT Investors Fund

This prospectus explains what you should know about Putnam VT Investors Fund, one of the funds of Putnam Variable Trust, which offers shares of beneficial interest in separate investment portfolios for purchase by separate accounts of various insurance companies. Certain other funds of the Trust are offered through other prospectuses.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.



    CONTENTS

 2  Fund summary (including Goal, Main investment strategies,
    Main risks and Performance information)

 2  What are the fund's main investment strategies and related risks?

 4  Who manages the fund?

 4  How to buy and sell fund shares

 4  Distribution Plan

 5  How does the fund price its shares?

 5  Fund distributions and taxes

 5  Financial highlights


[SCALE LOGO OMITTED]

Fund summary

The following summary identifies the fund's goal, main investment strategies and the main risks that could adversely affect the value of the fund's shares and the total return on your investment. The summary also contains performance information that provides some indication of the fund's risks. The chart contained in the summary shows year-to-year changes in the performance of the fund's class IB shares. A table following the chart compares the fund's performance to that of broad measures of market performance. Of course, the fund's past performance is not necessarily an indication of future performance. None of the performance information reflects the impact of insurance-related charges or expenses. If it did, performance would be less than that shown. Please refer to the prospectus for your insurance contract for information about those charges and performance data reflecting those charges and expenses.

A more detailed description of the fund, including the risks associated with investing in the fund, can be found further back in this prospectus. Please be sure to read this additional information before you invest.

You can lose money by investing in the fund. The fund may not achieve its goal, and it is not intended as a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GOAL

The fund seeks long-term growth of capital and any increased income that results from this growth.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We invest mainly in large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.


PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IB SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IB SHARES

1999       29.98%
2000      -18.64%

Year-to-date performance through 3/31/2001 was -20.15%. During the periods shown in the bar chart, the highest return for a quarter was 24.63% (quarter ending 12/31/99) and the lowest return for a quarter was -15.04% (quarter ending 12/31/00).

-----------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/00)
-----------------------------------------------------------------------------
                                                              Since
                                                 Past         inception
                                                 1 year       (4/30/98)
-----------------------------------------------------------------------------
Class IB                                         -18.64%      8.14%
S&P 500 Index                                     -9.10%      8.03%
-----------------------------------------------------------------------------

The fund's performance benefited from Putnam Management's agreement to limit the fund's expenses through the period ended December 31, 1998. The fund's performance is compared to the Standard & Poor's 500 Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

What are the fund's main investment strategies and related risks?

We generally manage the fund in a style similar to Putnam Investors Fund in the retail Putnam family of funds that we also manage and whose shares are generally offered to the public. Putnam Investors Fund, however, employs different investment practices and may invest in securities different from those in which Putnam VT Investors Fund invests, and consequently the two funds will not have identical portfolios or experience identical investment results.

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing mainly in growth stocks. We will consider, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. This section provides additional information on the investment strategies and related risks that are identified for the fund in "Fund summary" at the beginning of this prospectus and discusses investment strategies and related risks.

Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for the company's earnings growth is wrong, or if our judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets with less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations. Special U.S. tax considerations may apply to the fund's foreign investments.

Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from our potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the statement of additional information (SAI).

Other investments. In addition to the main investment strategies described above, we may make other investments, which may be subject to other risks as described in the SAI.

Alternative strategies. Under normal market conditions, we keep the fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

Changes in policies. The Trust's Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The Trust's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.58% of average net assets for the fund's last fiscal year. Putnam Management's address is One Post Office Square, Boston, MA 02109.

The following officers of Putnam Management have primary responsibility for the day-to-day management of the fund's portfolio. Each officer's length of service to the fund and the officer's experience as portfolio manager or investment analyst over at least the last five years are shown.

---------------------------------------------------------------------------
Manager                   Since  Experience
---------------------------------------------------------------------------
C. Beth Cotner            1998   1995 - Present   Putnam Management
Senior Vice President

Richard B. England        1998   1992 - Present   Putnam Management
Senior Vice President

Manuel H. Weiss           1998   1987 - Present   Putnam Management
Senior Vice President

David J. Santos           2001   1986 - Present   Putnam Management
Senior Vice President
---------------------------------------------------------------------------

How to buy and sell  fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged. Putnam Retail Management may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. No fee is charged to a separate account when it redeems fund shares.

This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund offered by the Trust may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.

Distribution Plan

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plans provide for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class of shares equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

Fund distributions and taxes

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex-dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund's investments in foreign securities may be subject to withholding taxes. In that case, the fund's yield on those securities would be decreased.

The fund's investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Financial highlights

The financial highlights table is intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund's financial statements, which have been audited and reported on by PricewaterhouseCoopers LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.



FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)
                                                                         Year ended December 31
                                                                -----------------------------------------
                                                                      2000          1999         1998*
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $15.13        $11.64       $10.00
---------------------------------------------------------------------------------------------------------
Investment operations
Net investment income (loss)                                         $(.01) a      $(.01) a       $01 ab
Net realized and unrealized gain (loss) on investments              $(2.81)         3.50         1.64
---------------------------------------------------------------------------------------------------------
Total from Investment operations                                    $(2.82)         3.49         1.65
---------------------------------------------------------------------------------------------------------
Less distributions:
From net investment income                                              --            --         (.01)
From net realized gain on investments                                   --            --           --
In excess of net realized gain on investments                           --            --           --
From return of capital                                                  --            --           -- e
---------------------------------------------------------------------------------------------------------
Total distributions                                                     --            --         (.01)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $12.31        $15.13        11.64
Total return at net asset value (%) b                               (18.64)        29.98        16.54 **
---------------------------------------------------------------------------------------------------------
Ratios and supplemental data
Net assets, end of period (in thousands)                          $279,598       101,795        2,619
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%) c                          .80           .86           67 b**
Ratio of net investment loss to average net assets (%)                (.06)         (.11)         .03 b**
Portfolio turnover (%)                                               76.32         65.59        42.97 **
---------------------------------------------------------------------------------------------------------
 * For the period from April 30, 1998 (commencement of operations) to
   December 31, 1998.

** Not annualized.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Reflects an expense limitation in effect during the period. As a result of such limitation, expenses were reduced by less than $0.01 per share.

c  Total return assumes dividend reinvestment.



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For more information about the fund and Putnam Variable Trust

The Trust's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI, and the auditor's report and financial statements included in the Trust's most recent annual report to the funds' shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during the fund's last fiscal year. You may get free copies of these materials, request other information about the fund and other Putnam funds, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Web site, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust's SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov. or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.

PUTNAM INVESTMENTS

           One Post Office Square
           Boston, Massachusetts 02109
           1-800-225-1581

           Address correspondence to
           Putnam Investor Services
           P.O. Box 989
           Boston, Massachusetts 02103

           www.putnaminvestments.com

           File No. 811-5346